Note 10 - Options and Warrants to Purchase Common Stock (Details Textual) - USD ($)			1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2016	Nov. 03, 2014	Aug. 31, 2013	Dec. 22, 2011	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2012
LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														8,900,000
Employee Stock Option [Member]
Allocated Share-based Compensation Expense					$ 238,064		$ 107,660		$ 365,045	$ 207,598	$ 397,417	$ 865,716	$ 4,707,381
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value					0				0		6,500
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options					$ 328,745				$ 328,745		$ 354,284
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									1 year 98 days		5 years 43 days
Warrants Issued				5,000,000	0	0					0	0	0
Stock Issued During Period, Shares, New Issues	10,933,333			10,000,000				3,756,757
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.93	$ 2	$ 0.38			$ 1.97	$ 0.38		$ 1.11
Proceeds from Issuance of Common Stock								$ 5,560,000	$ 1,640,000	$ 0			$ 5,560,000
Class of Warrant or Right, Exercise Price Adjustment			$ 0.04					$ 0.03
Proceeds from Convertible Debt			$ 10,500,000									12,499,998	10,500,000
Mandatorily Convertible PIK Notes, Interest Rate			10.00%
Warrants Cancelled During Period, Writeoff to Derivative Liability and Equity		$ 120,000
Unrealized Gain (Loss) on Derivatives												$ 830,000	$ 995,000
Class of Warrant or Right, Expired During Period											443,821
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									2,671,488		1,138,356	1,175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 0.26		$ 0.63	$ 0.84